Lease Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lease Obligation [Abstract]
LEASE OBLIGATIONS
M.	LEASE OBLIGATIONS:

The following is a summary of the Company’s right of use assets and lease liabilities:

	March 31,	December 31,
Operating Leases	2022	2021
Right-Of-Use Assets	$1,019,412	$1,094,778

Lease Liability:
Right-Of-Use Asset - Office Leases - Current	314,793	310,095
Right-Of-Use Asset - Office Leases - Non-Current	704,619	784,683
	$1,019,412	$1,094,778

Rent expense for the three months ended March 31, 2022 and 2021 totaled $105,502 and $101,531, respectively.

The following is a schedule by years of future minimum lease payments:

2022	$345,474
2023	338,028
2024	324,462
2025	135,740
2026	-
$1,143,704

As of March 31, 2022, the Company’s operating leases had a weighted average remaining lease term of 2.5 years and a weighted average discount rate of 2%.

O.	LEASE OBLIGATIONS:

The following is a summary of the Company’s right of use assets and lease liabilities:

	December 31,	December 31,
Operating Leases	2021	2020
Right-Of-Use Assets	$1,094,778	$1,358,517

Lease Liability:
Right-Of-Use Asset - Office Leases - Current	310,095	299,765
Right-Of-Use Asset - Office Leases - Non-Current	784,683	1,058,752
	$1,094,778	$1,358,517

Rent expense for the year ended December 31, 2021 and 2020 totaled $388,769 and $406,806, respectively.

The following is a schedule by years of future minimum lease payments at December 31, 2021:

2022	$310,095
2023	323,001
2024	311,317
2025	150,365
2026	-
$1,094,778

As of December 31, 2021. The Company’s operating leases had a weighted average remaining lease term of 2.5 years and a weighted average discount rate of 2%.